PAYMENTS MADE UNDER PROTEST (Tables)	12 Months Ended
Jun. 30, 2023
Payments Made Under Protest [Abstract]
Summary of payments made under protest

Amounts in R million	Note	2023	2022

Balance at the beginning of the year		40.4	40.5
Payments made under protest		12.6	15.2
Discount on initial payment made under protest and change in estimate	7	(19.0)	(21.1)
Unwinding	6	5.7	5.8

Balance at the end of the year		39.7	40.4